Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events
7. Subsequent Events
Subsequent to December 31, 2025, the Plan sponsor completed the sale of a portion of its business. As a result of the transaction, approximately 10% of Plan participants transferred employment to the acquiring entity and ceased participation in the Plan. As this transaction occurred after the end of the Plan year, the accompanying financial statements have not been adjusted for the effects of this event.